Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2030 Fund - Class A
Bar Chart Table:
Annual Return 2019	22.30%
Annual Return 2020	14.81%
Annual Return 2021	10.89%
Annual Return 2022	(17.78%)